Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,274,003
Proposed Maximum Offering Price per Unit	2.35
Maximum Aggregate Offering Price	$ 12,393,907.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,711.60
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Represents shares of common stock reserved for future issuance under the Company’s Equity Incentive Plan, as amended.

Estimated solely for the purpose of calculating the registration fee under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low sales price per share of common stock as reported on the Nasdaq Capital Market on January 27, 2026, as reported on the Nasdaq Capital Market